Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

7.  Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Prepaid expenses	1,729	3,488
Advances to employees	355	2,112
Interest receivables	1,397	2,914
Rental and other deposits	2,435	3,179
Other	63	1,234
	5,979	12,927